FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets	$ 25,208	$ 23,754
Disclosure of financial liabilities [line items]
Financial liabilities	51,807	50,996
Receivables from taxes other than income tax	1,850	2,412
Financial assets	607	647
Financial assets pledged as collateral for liabilities or contingent liabilities		584
Brookfield corporation
Disclosure of financial liabilities [line items]
Financial assets	490
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	267	144
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	64	57
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	51,476	50,795
FVTPL
Disclosure of financial assets [line items]
Financial assets	1,040	879
FVOCI
Disclosure of financial assets [line items]
Financial assets	5,335	5,072
Amortized cost
Disclosure of financial assets [line items]
Financial assets	18,833	17,803
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	6,985	7,247
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	267	144
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	64	57
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	6,654	7,046
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	44,822	43,749
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	44,822	43,749
Provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	9,216	6,941
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	3,447	3,546
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	3,447	3,546
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	7,121	7,725
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	7,121	7,725
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	14,640	12,483
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	1,040	879
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	5,335	5,072
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 8,265	$ 6,532